Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 12 — Commitments and contingencies

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has two property lease agreements with lease terms ranging for one year and ten years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with lease term of one year.

As of June 30, 2025 and 2024, the Company recognized ROU assets of nil and SGD 79,905 respectively, and a corresponding finance lease obligation in relation to a ten-year office lease. Lease expense is recorded on a straight-line basis over the lease term.

The office lease expired on July 31, 2024 and was not renewed. Upon expiry, the Company ceased using the leased premises and the related ROU asset and lease liability were derecognized in accordance with the applicable financial reporting standards. Thereafter, the Company transitioned to a co-working office space arrangement. As the co-working arrangement does not provide the Company with control over an identified asset and is cancellable without significant penalty, it does not meet the definition of a lease and no ROU asset or lease liability is recognized.

The Company terminated the automobile finance lease in August 2024.

For the years ended June 30, 2025, 2024 and 2023, rent expenses for the short-term lease amounted to approximately SGD 9,886 (USD 7,773), SGD 34,600 and SGD 31,080, respectively.

Acquisition Commitments

On December 1, 2020, RP Singapore entered into an acquisition agreement with Consap Pte Ltd. (“Consap”), a company which is currently controlled by Chee Wai Chan, who was appointed as RP Singapore’s COO and director in February 2021, to acquire the 100% equity interest in Consap, a limited company incorporated in Singapore at a total cash consideration of USD 2,400,000 (equivalent to SGD 3,228,720). Pursuant to the agreement, RP Singapore is required to pay the consideration in cash with the amount of USD1,400,000 (equivalent to SGD1,856,171) due upon signing of the acquisition agreement. The remaining acquisition consideration in the amount of USD1,000,000 will be paid by RP Singapore to Consap on December 31, 2022 if conditions are met. The acquisition is conditional upon Consap entering into one or more definitive sales agreements, with clients approved by RP Singapore, for total contracts value of not less than USD2,000,000 on or before November 30, 2022. In the event that Consap fails to secure enough sales agreements for a total contracts value of at least USD2,000,000, Consap shall return USD1,400,000 to RP Singapore within seven days from March 31, 2023.

On March 31, 2024, an addendum to the acquisition agreement has been signed. Pursuant to the addendum, Consap should enter into one or more definitive sales agreements with client approved by RP Singapore, for a total contract value of not less than USD2,000,000 on or before November 30, 2025. The expected completion date will be within 30 days from the date of fulfilment of the condition precedents or March 31, 2026, whichever earlier, the remaining consideration of USD 1,000,000 will be paid by RP Singapore to Consap on the completion date. In the event that Consap fails to secure enough sales agreement for a total contracts value of at least USD 2,000,000, Consap shall return USD 1,400,000 to RP Singapore within seven days from December 31, 2025. As of June 30, 2025 and 2024, deposit paid to a related party for acquisition of subsidiary amounted to SGD 1,856,171 (USD 1,459,369) and SGD 1,856,171, respectively.